FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 84.5%
	ASSET MANAGEMENT – 10.9%
76,064	Brookfield Asset Management, Inc., Class A	$ 3,586,418
85,873	KKR & Company, Inc.	4,458,527
		8,044,945
	BANKING - 1.7%
1,424	JPMorgan Chase & Company	196,768
24,038	US Bancorp	1,091,085
		1,287,853
	BIOTECH & PHARMA - 1.5%
2,633	Amgen, Inc.	754,091
3,720	Gilead Sciences, Inc.	326,728
		1,080,819
	CABLE & SATELLITE - 3.9%
14,360	Comcast Corporation, Class A	526,150
7,562	Liberty Broadband Corporation - Series A(a)	682,092
18,589	Liberty Broadband Corporation - Series C(a)	1,688,997
		2,897,239
	CHEMICALS - 4.5%
8,801	Linde plc	2,961,360
3,030	Minerals Technologies, Inc.	182,679
2,248	Nutrien Ltd.	180,739
		3,324,778
	DIVERSIFIED INDUSTRIALS - 2.0%
6,713	Honeywell International, Inc.	1,473,839

	ELECTRICAL EQUIPMENT - 3.4%
14,084	Keysight Technologies, Inc.(a)	2,547,655

	HEALTH CARE FACILITIES & SERVICES - 5.6%
7,612	UnitedHealth Group, Inc.	4,169,549

	HOUSEHOLD PRODUCTS - 1.6%
6,120	Colgate-Palmolive Company	474,178
4,549	Procter & Gamble Company (The)	678,528
		1,152,706

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 84.5% (Continued)
	INSURANCE - 5.2%
8	Berkshire Hathaway, Inc., Class A(a)	$ 3,842,240

	INTERNET MEDIA & SERVICES - 4.6%
14,759	Alphabet, Inc., Class A(a)	1,490,511
2,910	Alphabet, Inc., Class C(a)	295,220
31,401	IAC, Inc.(a)	1,629,399
		3,415,130
	LEISURE FACILITIES & SERVICES - 7.8%
4,537	McDonald's Corporation	1,237,648
34,190	Starbucks Corporation	3,494,218
6,994	Yum China Holdings, Inc.	385,509
5,123	Yum! Brands, Inc.	659,125
		5,776,500
	MACHINERY - 3.3%
34,926	Graco, Inc.	2,443,772

	MEDICAL EQUIPMENT & DEVICES - 0.7%
3,795	Baxter International, Inc.	214,531
1,204	Danaher Corporation	329,186
		543,717
	PUBLISHING & BROADCASTING - 3.4%
23,278	Liberty Media Corp-Liberty SiriusXM, Class A(a)	1,020,042
34,162	Liberty Media Corp-Liberty SiriusXM, Class C(a)	1,497,320
		2,517,362
	RESIDENTIAL REIT - 0.2%
1,936	Equity Residential	125,569

	RETAIL - DISCRETIONARY - 4.9%
4,166	O'Reilly Automotive, Inc.(a)	3,601,674

	SEMICONDUCTORS - 2.2%
20,705	Entegris, Inc.	1,600,289

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 84.5% (Continued)
	SOFTWARE - 11.4%
10,038	Microsoft Corporation	$ 2,561,095
15,379	Nice Ltd. - ADR(a)	2,986,140
34,633	Oracle Corporation	2,875,578
		8,422,813
	TECHNOLOGY HARDWARE - 4.5%
22,656	Apple, Inc.	3,353,768

	TECHNOLOGY SERVICES - 0.9%
1,551	S&P Global, Inc.	547,193
572	Visa, Inc., Class A	124,124
		671,317
	TRANSPORTATION & LOGISTICS - 0.3%
2,910	Kirby Corporation(a)	203,089

	TOTAL COMMON STOCKS (Cost $29,845,223)	62,496,623

	TOTAL INVESTMENTS - 84.5% (Cost $29,845,223)	$ 62,496,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.5%	11,497,297
	NET ASSETS - 100.0%	$ 73,993,920

(a)	- Non-income producing security.
ADR	- American Depositary Receipt